Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Central Index Key	0001985062
Entity File Number	001-41937
Entity Incorporation, State or Country Code	A6
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2K1
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	568,021
Common shares, without par value
Entity Listings [Line Items]
Title of 12(b) Security	Common shares, without par value
Trading Symbol	PBM
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one Common Share at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one Common Share at an exercise price of $6,874.13 per share
Trading Symbol	PBMWW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Neil Maresky
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
Entity Phone Fax Numbers [Line Items]
City Area Code	+1 (416)
Local Phone Number	346-7764